Expense Example - iShares A.I. Innovation and Tech Active ETF - iShares A.I. Innovation and Tech Active ETF	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	352
Expense Example, with Redemption, 10 Years	$ 801